ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-EXEMPT MONEY FUND
Unaudited		May 31, 2006
PORTFOLIO OF INVESTMENTS †	$ Par	Value
(Amounts in $000s)
MUNICIPAL SECURITIES 99.5%
Alabama 1.0%
Birmingham Water & Sewer, VRDN (Currently 3.50%) (1)	5,800	5,800
Tuscaloosa County Board of Ed., VRDN (Currently 3.49%)	4,175	4,175
		9,975
Arizona 1.7%
Salt River Agricultural Improvement & Power, TECP
3.61%, 9/7/06	6,200	6,200
Salt River Agricultural Improvement & Power, TECP
3.63%, 9/8/06	10,700	10,700
		16,900
Arkansas 0.8%
Arkansas Hosp. Equipment Fin. Auth., Baptist Health
Little Rock, VRDN (Currently 3.52%) (1)	7,600	7,600
		7,600
California 0.9%
California, GO, VRDN (Currently 3.50%) (2)	2,995	2,995
Golden State Tobacco Securitization
VRDN (Currently 3.50%) (3)	2,000	2,000
Los Angeles Dept. of Water & Power Waterworks
VRDN (Currently 3.50%) (2)	1,160	1,160
Univ. of California Regents, VRDN (Currently 3.51%) (1)	3,100	3,100
		9,255
Colorado 2.2%
Colorado Housing Fin. Auth., Single Family, 2.75%, 7/5/06	16,910	16,910
Denver City & County, Wellington E. Web
VRDN (Currently 3.21%) (2)	3,000	3,000
Denver City & County IDRB, W.W. Grainger
VRDN (Currently 3.34%)	2,190	2,190
		22,100
Connecticut 0.4%
Connecticut, GO, 5.00%, 10/15/06	2,000	2,010
Connecticut, Transportation Infrastructure, 4.00%, 9/1/06 (4)	1,500	1,501
		3,511
Delaware 2.0%
Delaware HFA, Beebe Medical Center, VRDN (Currently 3.49%)	20,000	20,000
		20,000
District of Columbia 4.6%
District of Columbia, GO, TRAN, 4.00%, 9/29/06	36,000	36,050
District of Coumbia, Medstar Uinv. Hosp., 6.875%, 8/15/31
(Prerefunded 2/16/07) (5)(6)	9,000	9,197
		45,247
Florida 1.2%
Brevard County School Board, GO, RAN, 4.50%, 4/27/07	5,000	5,037
Florida Board of Ed., GO, VRDN (Currently 3.51%) (3)	3,400	3,400
Highlands County HFA, Adventist Health/Sunbelt
VRDN (Currently 3.48%)	1,090	1,090
Santa Rosa County HFA, Baptist Health Care, Pensacola
VRDN (Currently 3.45%)	725	725
Tampa Bay Water, VRDN (Currently 3.51%) (3)	2,000	2,000
		12,252
Georgia 1.3%
Atlanta Airport, VRDN (Currently 3.50%) (4)	5,190	5,190
Atlanta Water & Sewer, 5.375%, 1/1/20
(Prerefunded 1/1/07) (3)(5)	1,290	1,315
Coweta County Dev. Auth., City of Newnan
VRDN (Currently 3.51%) (1)	5,100	5,100
Georgia, GO, 6.25%, 8/1/06	150	151
Georgia, GO, 6.50%, 12/1/06	555	563
Georgia, GO, VRDN (Currently 3.50%)	1,000	1,000
		13,319
Hawaii 0.6%
Hawaii, GO, 6.00%, 9/1/06 (3)	500	503
Hawaii, GO, VRDN (Currently 3.51%) (4)	5,000	5,000
		5,503
Illinois 9.5%
Chicago, GO, VRDN (Currently 3.50%) (4)	5,000	5,000
Chicago, GO, VRDN (Currently 3.51%) (4)	7,330	7,330
Chicago Board of Ed., GO, VRDN (Currently 3.51%) (4)	4,000	4,000
Chicago Board of Ed., GO, VRDN (Currently 3.52%) (4)	2,550	2,550
Chicago O'Hare Int'l. Airport, 5.00%, 1/1/07 (1)	2,000	2,015
Chicago O'Hare Int'l. Airport, VRDN (Currently 3.50%) (3)	3,000	3,000
Cook County, GO, VRDN (Currently 3.51%) (2)	9,690	9,690
Cook County, GO, VRDN (Currently 3.51%) (2)	4,300	4,300
Illinois, GO, 5.00%, 8/1/06	500	501
Illinois, GO, VRDN (Currently 3.31%)	19,565	19,562
Illinois, GO, VRDN (Currently 3.51%) (2)	2,000	2,000
Illinois Dev. Fin. Auth., Palos Community Hosp.
VRDN (Currently 3.51%)	4,500	4,500
Illinois Dev. Fin. Auth., Palos Community Hosp.
VRDN (Currently 3.51%)	2,000	2,000
Illinois Dev. Fin. Auth., Palos Community Hosp.
VRDN (Currently 3.51%)	8,100	8,100
Illinois HFA, Advocate Health Care Network, 3.40%, 11/15/22
(Tender 1/4/07)	2,500	2,500
Illinois HFA, Little Company of Mary Hosp.
VRDN (Currently 3.50%)	4,500	4,500
Illinois HFA, Villa Saint Benedict, VRDN (Currently 3.54%)	1,970	1,970
Metropolitan Pier & Exposition Auth.
VRDN (Currently 3.51%) (1)	1,500	1,500
Regional Transportation Auth., VRDN (Currently 3.23%)	9,810	9,810
		94,828
Indiana 0.4%
Indiana HFFA, Ascension Health, 2.72%, 11/15/36
(Tender 6/1/06)	2,500	2,500
Indiana HFFA, Ascension Health, 2.74%, 11/15/36
(Tender 7/3/06)	1,000	1,000
		3,500
Kansas 1.4%
Kansas Dev. Fin. Auth., Chesapeake Apartments, Multi-Family
VRDN (Currently 3.54%)	11,000	11,000
Wyandotte County / Kansas City, Unified Gov't., GO
3.25%, 11/1/06	3,205	3,205
		14,205
Kentucky 1.0%
Kentucky Asset / Liability Commission, GO, TECP
3.15%, 10/11/06	10,000	10,000
		10,000
Louisiana 1.5%
Lake Charles Harbor & Terminal Dist., Conoco
VRDN (Currently 3.24%)	9,340	9,340
Plaquemines Port, Harbor & Terminal, Chevron Corp.
3.00%, 9/1/08 (Tender 9/1/06) (6)	5,500	5,500
		14,840
Maryland 17.0%
Anne Arundel County, GO, TECP, 3.65%, 8/29/06	12,500	12,500
Baltimore County, GO, TECP, 3.73%, 8/25/06	4,950	4,950
Baltimore County Metro Dist., GO, TECP, BAN, 3.84%, 8/10/06	7,500	7,500
Carroll County, Fairhaven Retirement Community
VRDN (Currently 3.48%)	995	995
Gaithersburg, Asbury Solomons Obligated Group
VRDN (Currently 3.49%)	6,025	6,025
Maryland CDA, Residential, 3.12%, 11/24/06	3,500	3,500
Maryland Economic Dev. Corp., Associated Catholic Charities
VRDN (Currently 3.49%)	3,700	3,700
Maryland Economic Dev. Corp., Constellation Energy Group
VRDN (Currently 3.45%)	5,000	5,000
Maryland Economic Dev. Corp., Providence Center
VRDN (Currently 3.49%)	2,000	2,000
Maryland HHEFA, Adventist Healthcare, VRDN (Currently 3.48%)	2,415	2,415
Maryland HHEFA, Bryn Mawr School for Girls
VRDN (Currently 3.22%)	4,500	4,500
Maryland HHEFA, Ginger Cove Life Care
VRDN (Currently 3.48%)	5,515	5,515
Maryland HHEFA, Indian Creek School, VRDN (Currently 3.50%)	12,300	12,300
Maryland HHEFA, Mercy Ridge, VRDN (Currently 3.50%)	8,330	8,330
Maryland HHEFA, Norwood School, VRDN (Currently 3.49%)	2,195	2,195
Maryland HHEFA, Villa Julie College, VRDN (Currently 3.47%)	15,000	15,000
Maryland Ind. Dev. Fin. Auth., Calvert School
VRDN (Currently 3.22%)	1,450	1,450
Montgomery County, GO, TECP, BAN 3.65%, 8/4/06	4,250	4,250
Montgomery County, GO, TECP, BAN 3.65%, 8/8/06	3,250	3,250
Montgomery County Economic Dev., George Meany Center for
Labor Studies, VRDN (Currently 3.45%)	4,700	4,700
Montgomery County Economic Dev.
Georgetown Preparatory School, VRDN (Currently 3.45%)	14,000	14,000
Montgomery County Economic Dev.
Howard Hughes Medical Institute, VRDN (Currently 3.24%)	8,500	8,500
Montgomery County Economic Dev.
Institute for Genomic Research, VRDN (Currently 3.45%)	955	955
Montgomery County Economic Dev.
Sandy Spring Friends School, VRDN (Currently 3.22%)	3,895	3,895
Montgomery County Housing Opportunities Commission
Oakwood, Multi-Family, VRDN (Currently 3.25%)	18,800	18,800
Univ. of Maryland, College Park, VRDN (Currently 3.52%)	8,470	8,470
Washington County, LSN/TLS Obligated Group
VRDN (Currently 3.46%)	4,350	4,350
		169,045
Massachusetts 0.7%
Massachusetts, GO, 4.00%, 8/1/06	1,000	1,001
Massachusetts, GO, 5.25%, 1/1/07	500	504
Massachusetts, GO, 6.00%, 11/1/06	500	505
Massachusetts, GO, VRDN (Currently 3.49%) (4)	5,000	5,000
		7,010
Michigan 4.7%
Michigan, GO, 5.125%, 12/1/06	1,000	1,007
Michigan, GO, TAN, 4.50%, 9/29/06	3,000	3,008
Michigan Municipal Bond Auth., GO, 4.00%, 8/18/06	2,465	2,467
Michigan Municipal Bond Auth., GO, 4.25%, 8/18/06	21,600	21,639
Michigan State Building Auth., Multi Modal Fac.
VRDN (Currently 3.50%)	18,100	18,100
		46,221
Mississippi 2.1%
Mississippi Dev. Bank, TECP, 3.11%, 7/28/06	6,000	6,000
Mississippi Hosp. Equipment Fac. Auth.
North Mississippi Health Services, VRDN (Currently 3.47%)	15,050	15,050
		21,050
Missouri 0.4%
Missouri HEFA, SSM Health Care, 5.00%, 6/1/07	2,000	2,024
Missouri HEFA, Washington Univ., VRDN (Currently 3.53%)	1,635	1,635
		3,659
New York 2.6%
Metropolitan Transportation Auth., VRDN (Currently 3.50%) (2)	5,315	5,315
New York City, GO, VRDN (Currently 3.50%) (1)	7,000	7,000
New York City, GO, VRDN (Currently 3.50%) (2)	1,000	1,000
New York City Municipal Water Fin. Auth.
VRDN (Currently 3.50%) (2)	7,435	7,435
New York City Transitional Fin. Auth., VRDN (Currently 3.51%)	5,000	5,000
		25,750
North Carolina 4.1%
Charlotte, GO, TECP, 3.00%, 7/12/06	4,000	3,992
Charlotte, Water & Sewer, GO, TECP, 2.88%, 6/8/06	4,300	4,300
Charlotte, Water & Sewer, GO, TECP, 3.65%, 7/26/06	10,000	9,992
Guilford County, GO, VRDN (Currently 3.47%)	3,335	3,335
North Carolina, GO, VRDN (Currently 3.50%)	3,995	3,995
North Carolina, GO, VRDN (Currently 3.50%)	3,395	3,395
North Carolina Medical Care Commission, Deerfield Episcopal
Retirement Community, VRDN (Currently 3.49%)	4,000	4,000
North Carolina Municipal Power Agency #1
VRDN (Currently 3.51%) (1)	2,165	2,165
Univ. of North Carolina, Board of Governors
VRDN (Currently 3.50%)	3,465	3,465
Winston-Salem, GO, VRDN (Currently 3.32%)	1,800	1,800
		40,439
Ohio 3.0%
Akron, Bath & Copley Township Hosp., Summa Health
Obligation Group, VRDN (Currently 3.48%)	6,190	6,190
Cuyahoga County Hosp., Metrohealth, VRDN (Currently 3.48%)	9,950	9,950
Franklin County Hosp., Children's Hosp.
VRDN (Currently 3.46%) (2)	5,540	5,540
Ohio, Elementary & Secondary Ed., GO, 5.625%, 12/1/06	500	505
Ohio Turnpike, VRDN (Currently 3.51%) (3)	7,495	7,495
		29,680
Oregon 1.4%
Oregon, GO, TAN, 4.50%, 11/27/06	14,000	14,095
		14,095
Pennsylvania 1.0%
Allegheny County Hosp. Dev. Auth.
Univ. of Pittsburgh Medical Center, VRDN (Currently 3.59%)	10,000	10,000
		10,000
South Carolina 1.6%
South Carolina, GO, VRDN (Currently 3.51%)	5,000	5,000
South Carolina EFA, Charleston Southern Univ.
VRDN (Currently 3.50%)	3,100	3,100
South Carolina Transitional Infrastructure Bank
VRDN (Currently 3.50%) (2)	7,800	7,800
		15,900
South Dakota 2.6%
South Dakota HEFA, Avera Health, VRDN (Currently 3.52%) (1)	6,450	6,450
South Dakota HEFA, Sioux Valley Hosp., VRDN (Currently 3.52%)	14,745	14,745
South Dakota HEFA, Sioux Valley Hosp., VRDN (Currently 3.52%)	4,915	4,915
		26,110
Tennessee 1.1%
Clarksville Public Building Auth., GO, VRDN (Currently 3.58%)	1,200	1,200
Metropolitan Nashville & Davidson County, GO
VRDN (Currently 3.51%) (3)	9,665	9,665
		10,865
Texas 17.3%
Arlington, Dallas Cowboys, VRDN (Currently 3.54%) (1)	26,000	26,000
Austin Independant School Dist., 5.75%, 8/1/12
(Prerefunded 8/1/06) (5)	1,575	1,581
Austin Independant School Dist., 5.75%, 8/1/14
(Prerefunded 8/1/06) (5)	350	351
Dallas Independent School Dist., VRDN (Currently 3.50%)	3,000	3,000
Eclipse Funding Trust, Dallas Water & Sewer
VRDN (Currently 3.50%) (4)(7)	11,085	11,085
Eclipse Funding Trust, San Antonio Water
VRDN (Currently 3.50%) (1)(7)	6,255	6,255
Gulf Coast IDA, BP Amoco Marine Terminal
3.20%, 6/1/25 (Tender 6/1/06)	3,065	3,065
Harris County, 3.62%, 6/6/06	150	150
Harris County, GO, TECP, 3.62%, 6/6/06	4,400	4,400
Harris County, GO, TECP, 3.65%, 8/15/06	1,570	1,570
Harris County, GO, TECP, 3.65%, 8/15/06	200	200
Harris County, Metro. Transportation Auth., TECP
3.60%, 6/6/06	5,000	5,000
Harris County Health Fac. Dev. Corp., Methodist Hosp.
VRDN (Currently 3.60%) (Tender 7/3/06)	10,000	10,000
Harris County Health Fac. Dev. Corp.
St. Lukes Episcopal Health, VRDN (Currently 3.54%) (3)	9,820	9,820
Houston Airport, VRDN (Currently 3.50%) (4)	2,995	2,995
Houston Independent School Dist., GO
VRDN (Currently 3.51%) (4)	1,670	1,670
Northside Independent School Dist., GO, 2.85%, 6/15/35
(Tender 6/15/06)	13,000	13,000
Port of Houston Auth., Bank of America
GO, TECP, 3.60%, 6/6/06	3,585	3,585
San Antonio Electric & Gas, 5.00%, 2/1/07	1,000	1,009
San Antonio Electric & Gas, VRDN (Currently 3.51%) (4)	3,000	3,000
San Antonio Water, Bank of America, TECP
3.63%, 8/25/06	10,555	10,555
Texas, GO, TRAN, 4.50%, 8/31/06	45,965	46,096
Univ. of Texas, VRDN (Currently 3.50%)	4,500	4,500
Univ. of Texas, Board of Regents, TECP, 3.51%, 8/4/06	3,500	3,500
		172,387
Utah 0.6%
Intermountain Power Agency, 3.60%, 7/1/18
(Tender 12/1/06) (2)	3,000	3,000
Intermountain Power Agency, 3.60%, 7/1/18
(Tender 12/1/06) (2)	3,050	3,050
		6,050
Vermont 1.6%
Vermont Ed. & Health Buildings Fin. Agency
Middlebury College, 3.16%, 11/1/32 (Tender 11/1/06) (6)	9,950	9,942
Vermont Ed. & Health Buildings Fin. Agency
Middlebury College, 3.72%, 5/1/28 (Tender 5/1/07)	5,595	5,595
		15,537
Virginia 3.9%
Alexandria IDA, Institute for Defense Analyses
VRDN (Currently 3.51%) (2)	7,000	7,000
Capital Region Airport Commission, VRDN (Currently 3.48%)	4,900	4,900
Loudoun County IDA, Howard Hughes Medical Institute
VRDN (Currently 3.20%)	2,500	2,500
Richmond IDA, Virginia Historical Society
VRDN (Currently 3.22%)	6,580	6,580
Virginia Beach, Public Improvement, GO, 5.25%, 8/1/06	600	602
Virginia College Building Auth., Public Higher Ed.
4.00%, 9/1/06	1,000	1,002
Virginia Housing Dev. Auth., Single Family, 3.05%, 10/1/15
(Tender 7/5/06)	16,470	16,470
		39,054
Washington 2.5%
Energy Northwest, VRDN (Currently 3.51%) (1)	2,775	2,775
Energy Northwest, VRDN (Currently 3.51%) (1)	3,790	3,790
Port of Seattle, VRDN (Currently 3.50%) (1)	1,000	1,000
Seattle, GO, 3.10%, 1/15/26 (Tender 8/30/06) (6)	3,225	3,225
Washington, GO, VRDN (Currently 3.50%) (2)	2,840	2,840
Washington, GO, VRDN (Currently 3.51%) (1)	3,395	3,395
Washington, GO, VRDN (Currently 3.51%) (1)	5,500	5,500
Washington, GO, VRDN (Currently 3.51%) (4)	2,000	2,000
		24,525
West Virginia 0.1%
West Virginia Hosp. Fin. Auth., Charleston Area Medical Center
5.125%, 9/1/06 (1)	1,000	1,003
		1,003
Wisconsin 0.7%
Wisconsin HEFA, Gundersen Lutheran, 3.65%, 5/1/20
(Tender 12/1/06) (3)	7,000	7,000
		7,000
Total Municipal Securities (Cost $988,426)		988,415

Total Investments in Securities
99.5% of Net Assets (Cost $988,427)		$988,415

†	Denominated in U.S. dollars unless otherwise noted
(1)	Insured by MBIA Insurance Corp.
(2)	Insured by AMBAC Assurance Corp.
(3)	Insured by Financial Guaranty Insurance Company
(4)	Insured by Financial Security Assurance Inc.
(5)	Prerefunded date is used in determining portfolio maturity.
(6)	Variable Rate; rate shown is effective rate at period-end
(7)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$17,340 and represents 1.7% of net assets.
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
EFA	Educational Facility Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
RAN	Revenue Anticipation Note
TAN	Tax Anticipation Note
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX EXEMPT MONEY FUND
Unaudited	May 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Exempt Money Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2006, the cost of investments for federal income tax purposes was $988,415,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Exempt Money Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 24, 2006